OTHER ASSETS	12 Months Ended
Dec. 31, 2020
OTHER ASSETS [Abstract]
OTHER ASSETS
8.	OTHER ASSETS

The principal components of the Company’s other assets are as follows (dollars in thousands):

	December 31, 2020	December 31, 2019
Portfolio B orderbook value	$104,155	$100,935
Equity certificates	3,023	16,048
Value added tax receivables	4,381	7,714
Other assets	4,696	4,680
Total other assets	$116,255	$129,377

The Portfolio B orderbook value consists of individual values for the 20 Portfolio B aircraft (see Note 17) and will be recognized into flight equipment held for operating lease as each aircraft is acquired.

In 2019, the Company purchased $7.4 million, or 6%, and $3.1 million, or 3%, of the equity certificates issued by Horizon II Limited and Horizon III Limited, respectively. In 2018, the Company purchased $5.7 million, or 4%, of the equity certificates issued by Horizon I Limited. The Company has entered into a seven-year lock-up agreement in connection with the equity certificates. For the year ended December 31, 2020, the Company recognized an unrealized fair value loss of $13.0 million on its investments in equity certificates to write down the equity certificates to estimated fair value.